Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of goodwill
(1)	Goodwill as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Goodwill related to merger of Shinsegi Telecom, Inc.	~~W~~	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Other goodwill		4,691	4,691

	~~W~~	2,075,009	2,075,009

Details of the changes in goodwill
(3)	Details of the changes in goodwill for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023		2022
Beginning balance	~~W~~	2,075,009	2,072,493
Acquisition(*)		—	2,516

Ending balance	~~W~~	2,075,009	2,075,009

(*)	It consists of goodwill recognized as PS&Marketing Corporation’s acquisition of SK m&service Co., Ltd for the year ended December 31, 2022 (See Note 11).